3. MATERIAL ACCOUNTING POLICY INFORMATION: o) New accounting standards and interpretations (Policies)	12 Months Ended
Dec. 31, 2025
Policies
o) New accounting standards and interpretations

o)New accounting standards and interpretations

The following new standards and amendments to standards have been issued but are not effective for the year ended December 31, 2025:

•Presentation and Disclosure in Financial Statements

IFRS 18 was issued in April 2024 and applies to an annual reporting period beginning on or after January 1, 2027. IFRS 18 will replace IAS 1. IFRS requires all companies using IFRS Standards to provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. The Company is currently assessing the impact of this new accounting standard on its financial statements.